Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	$ 563	$ 74
Attributed to participating policyholders' account	301	(18)
Attributed to shareholders'account	262	92
Change in net income attributed to shareholders	(198)	(21)
Mortality and morbidity updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(304)	25
Attributed to participating policyholders' account	(1)	47
Attributed to shareholders'account	(303)	(22)
Change in net income attributed to shareholders	232	14
Lapses and policyholder behavior [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	893	135
Attributed to participating policyholders' account	0	17
Attributed to shareholders'account	893	118
Change in net income attributed to shareholders	(682)	(75)
Investment return assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(212)	12
Attributed to participating policyholders' account	(153)	81
Attributed to shareholders'account	(59)	(69)
Change in net income attributed to shareholders	31	70
Other updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	228	(109)
Attributed to participating policyholders' account	455	(163)
Attributed to shareholders'account	(227)	54
Change in net income attributed to shareholders	190	(22)
Long term care triennial review [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(42)	11
Attributed to participating policyholders' account	0
Attributed to shareholders'account	(42)	11
Change in net income attributed to shareholders	$ 31	$ (8)